Prepayments and other assets	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Prepayments and other assets
8.	Prepayments and other assets

The prepayments and other assets consist of the following:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Prepayments and other current assets
Receivables from third-party payment channels (i)	17,983	10,151
Cash advanced to employees	517	566
Prepaid advertising and marketing fees	1,056	2,751
Prepaid rental and property management fees	3,109	3,637
Prepayment for purchase of office supplies	534	534
Books and other related educational materials (ii)	9,254	7,899
Prepayment for acquisition of subsidiaries	3,085	-
Prepayment for equipment	-	53,285
Prepaid taxes	4,837	5,824
Others	10,283	33,088

Total	50,658	117,735

Long-term prepayments and other non-current assets
Prepayment for leasehold improvement	50	76
Long-term rental deposits	40,704	26,178

Total	40,754	26,254

(i)	The balances represent the course fee for the courses due from third-party payment channels that are mainly due to timing difference between the Group’s receipts from the third-party payment channels versus the third-party payment channels’ cash receipts from the customers.

(ii)	Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.